Goodwill and Other Intangible Assets - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill [Roll Forward]
Beginning balance	$ 480,440	$ 480,440
Change in goodwill	0	0
Ending balance	480,440	480,440
Wholesale Banking Reporting Unit
Goodwill [Roll Forward]
Beginning balance	175,833	175,833
Change in goodwill	0	0
Ending balance	175,833	175,833
Community Banking Reporting Unit
Goodwill [Roll Forward]
Beginning balance	172,134	172,134
Change in goodwill	0	0
Ending balance	172,134	172,134
Consumer Banking Reporting Unit
Goodwill [Roll Forward]
Beginning balance	114,701	114,701
Change in goodwill	0	0
Ending balance	114,701	114,701
Wealth Management Reporting Unit
Goodwill [Roll Forward]
Beginning balance	17,772	17,772
Change in goodwill	0	0
Ending balance	$ 17,772	$ 17,772